INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Inventory Properties [Line Items]
Total	$ 11,415	$ 10,360
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,135	2,816
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,802	2,015
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,869	743
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	3,113	2,611
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,496	2,175
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	731	651
Office development
Disclosure of Inventory Properties [Line Items]
Total	$ 213	$ 581